Leases (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Lease Assets
Operating lease ROU assets	$ 372,277	$ 1,615,626
Current
Current portion of operating lease	$ 747,044	$ 2,228,329
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total
Total	$ 747,044	$ 2,228,329
Non-current
Operating lease, net of current portion	$ 77,442	$ 338,252
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Total	Total
Total	$ 77,442	$ 338,252